Other Information by Nature	12 Months Ended
Dec. 31, 2025
Disclosure of attribution of expenses by nature to their function [abstract]
Other Information by Nature

10. Other information by nature

The breakdown of the Selling and marketing, Research and development and General and administrative expenses by nature is as follows:

	For the year ended December 31,
	2025	2024	2023
	(EUR thousand)
Personnel	73,011	73,340	63,939
Other costs and incomes	67,082	64,003	71,195
Depreciation and amortization	12,561	12,860	13,780
Expected credit losses	665	65	682
Total expenses	153,319	150,268	149,596

Depreciation and amortization and impairment of property, plant and equipment (PPE) can be broken down as follows:

	For the year ended December 31,
	2025	2024	2023
	(EUR thousand)
Cost of sales	76,004	67,792	64,700
Selling and marketing expenses	556	592	700
Research and development expenses	3,739	3,391	4,754
General and administrative expenses	8,266	8,877	8,326
Total depreciation & amortization and impairment of PPE	88,565	80,652	78,480

For further details on amortization and depreciation as well as impairment of PPE for the years ended December 31, 2025 and 2024, reference should be made to the movements in property, plant and equipment, intangible assets and right of use assets (Notes 17 - 18 - 34).